Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 4 – Intangible Assets

Entry into an Asset Purchase Agreement

On July 23, 2014, the Company entered into an Asset purchase agreement with Lively, LLC (the “Agreement”), whereby the Company acquired certain assets of Lively, LLC for consideration of (i) cash payment of $150,000 and (ii) Preferred shares with a fair market value of $250,000 at the time of the issuance. Assets purchased included: a) software, inventions, customers, customer lists, development, documents and records, designs, claims, intellectual property rights, distribution rights and merchandising rights; b) all copyright, patents, trademarks, trade names, logos or service marks and other intangible property and rights.

Consideration of the Asset Purchase Agreement

The Company issued 133,334 preferred shares of Vnue Washington to Lively LLC to satisfy the consideration (ii) for the acquisition of the intangible assets which were valued at $1.53 per share, the most recent PPM price per common share from the subsequent sale of Vnue Washington's common stock as a Vnue Washington's preferred share is convertible to a common share on a 1 to 1 basis and the business has not changed between July 2014, the date of acquisition of the assets and April 2015, the date of the equity financing. The Company recorded the intangible assets of $354,000 including (i) $150,000 in cash and (ii) $204,000 in Vnue Washington's preferred shares.

Impairment Testing and Amortization Expense

(i)    Impairment Testing

The Company acquired the intangible assets in July 2014 and is in the process of developing the technology for its commercial operations and the management of the Company determined that there was no impairment of such assets at December 31, 2014.

No events or changes in circumstances have occurred through September 30, 2015 to indicate that its carrying amount may not be recoverable.

(ii)   Amortization Expense

Amortization expense was $17,700 and $0 for the reporting period ended September 30, 2015 and 2014, respectively.

Note 4 – Intangible Assets

Entry into an Asset Purchase Agreement

On July 23, 2014, the Company entered into an Asset purchase agreement with Lively, LLC (the “Agreement”), whereby the Company acquired certain assets of Lively, LLC for consideration of (i) payment of $150,000 and (ii) Preferred shares with a fair market value of $250,000 at the time of the issuance. Assets purchased included: a) software, inventions, customers, customer lists, development, documents and records, designs, claims, intellectual property rights, distribution rights and merchandising rights; b) all copyright, patents, trademarks, trade names, logos or service marks and other intangible property and rights.

The Company issued 133,334 preferred shares to Lively LLC to satisfy the consideration (ii) for the acquisition of the intangible assets which were valued at $1.53 per share, the most recent PPM price per common share from the subsequent sale of common stock as the preferred shares are convertible to common shares on a 1 to 1 basis and the business has not changed between July 2014, the date of acquisition of the assets and April 2015, the date of the equity financing. The Company recorded the intangible assets of $354,000 including (i) $150,000 in cash and (ii) $204,000 in preferred shares.

Accounting Treatment of the Transaction

The Company acquired certain assets, a lesser component of an entity. In evaluating whether an acquisition of a lesser component of an entity constitutes a business the Company considered the following facts and circumstances: (1) Whether the nature of the revenue-producing activity of the component will remain generally the same as before the transaction; or (2) Whether any of the following attributes remain with the component after the transaction: (i) Physical facilities, (ii) Employee base, (iii) Market distribution system, (iv) Sales force, (v) Customer base, (vi) Operating rights, (vii) Production techniques, or (viii) Trade names. The Company determined that this transaction is a straight asset acquisition and not a business acquisition as there is no sufficient continuity of the acquired entity’s operations after the transaction.

Impairment Testing and Amortization Expense

(i)	Impairment Testing

The Company acquired the intangible assets in July 2014 and is in the process of developing the technology for its commercial operations and the management of the Company determined that there was no impairment of such assets at December 31, 2014.

(ii) Amortization Expense

Amortization expense was $5,900 for the reporting period ended December 31, 2014.